UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Churchill Management Corp.

Address:   5900 Wilshire Blvd., Suite 600
           Los Angeles, CA  90036


Form 13F File Number: 28-05029


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Eileen Holmes
Title:  Senior Vice President
Phone:  323-937-5110

Signature,  Place,  and  Date  of  Signing:

/s/ Eileen Holmes                  Los Angeles, CA                    7/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $      469,434
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------ ----
BANCO BILBAO VIZ ARGNT SPONSOR                05946K101      255       24766 SH       SOLE                      24766      0    0
ALEXION PHARMACEUTICAL COM     COM            015351109    31591      617124 SH       SOLE                     617124      0    0
APPLE INC                      COM            037833100    62019      246567 SH       SOLE                     246567      0    0
CENTRAL PAC FINL CORP COM      COM            154760102       93   62077.363 SH       SOLE                  62077.363      0    0
CHEVRON CORPORATION            COM            166764100      342    5044.998 SH       SOLE                   5044.998      0    0
CISCO SYSTEMS INC              COM            17275R102      723       33915 SH       SOLE                      33915      0    0
CITIGROUP INC                  COM            172967101       39       10400 SH       SOLE                      10400      0    0
DIREXION SHS ETF TR DLY SMCAP  COM            25459W326     2304      281643 SH       SOLE                     281643      0    0
EDWARDS LIFESCIENCES CRP       COM            28176e108    58892     1051259 SH       SOLE                    1051259      0    0
EXXON MOBIL CORP               COM            30231G102      282        4944 SH       SOLE                       4944      0    0
GENERAL ELECTRIC CO            COM            369604103      768   53289.691 SH       SOLE                  53289.691      0    0
GEOPETRO RESOURCES CO COM      COM            37248H304       21       44571 SH       SOLE                      44571      0    0
HOME DEPOT INC                 COM            437076102      412   14673.223 SH       SOLE                  14673.223      0    0
INSIGHT HLTH SVCS HLDG COM     COM            45776K102        2       24000 SH       SOLE                      24000      0    0
INTEL CORP                     COM            458140100      341   17515.023 SH       SOLE                  17515.023      0    0
INTERNATIONAL BUS MACH COM     COM            459200101      420    3401.106 SH       SOLE                   3401.106      0    0
INTUITIVE SURGICAL INC COM NEW COM            46120E602    23820       75471 SH       SOLE                      75471      0    0
ISHARES TR RUSL 2000 VALU      COM            464287630     1073       18820 SH       SOLE                      18820      0    0
ISHARES TR RUSSELL MCP GR      COM            464287481     1216       27818 SH       SOLE                      27818      0    0
ISHARES TR RUSSELL MCP VL      COM            464287473     1330       36491 SH       SOLE                      36491      0    0
ISHARES TR RUSSELL MIDCAP      COM            464287499     1642   20411.614 SH       SOLE                  20411.614      0    0
ISHARES TR RUSSELL1000GRW      COM            464287614     1172       25575 SH       SOLE                      25575      0    0
ISHARES TR RUSSELL1000VAL      COM            464287598      241        4440 SH       SOLE                       4440      0    0
ISHARES TRUST RUSSELL 2000 IND COM            464287655     1555       25445 SH       SOLE                      25445      0    0
LARA EXPLORATION LTD CONTRA    COM            516683109        8       11875 SH       SOLE                      11875      0    0
LIGHTWAVE LOGIC INC COM        COM            532275104       56       40000 SH       SOLE                      40000      0    0
MALAGA FINL CORP COM           COM            561046103      521       32535 SH       SOLE                      32535      0    0
MICROSOFT CORP                 COM            594918104      867    37690.26 SH       SOLE                   37690.26      0    0
PACIFIC WILDCAT RES CP COM     COM            694927104        3       17500 SH       SOLE                      17500      0    0
PEETS COFFEE & TEA INC         COM            705560100      610       15522 SH       SOLE                      15522      0    0
PENGROWTH ENERGY TR TR UNIT NE COM            706902509      137   14929.748 SH       SOLE                  14929.748      0    0
PEPSICO INC                    COM            713448108      215    3521.042 SH       SOLE                   3521.042      0    0
PILGRIM PRIME RATE NER SH BEN  COM            44977W106      118       21408 SH       SOLE                      21408      0    0
POWERSHARES QQQ TR UNITSSER 1  COM            73935a104      224    5254.552 SH       SOLE                   5254.552      0    0
PROCTER & GAMBLE CO            COM            742718109      646   10775.073 SH       SOLE                  10775.073      0    0
PROSHARES TR ULTRA FNCLS NEW   COM            74347X633      449        9000 SH       SOLE                       9000      0    0
SECTOR SPDR TR SBI CYCL TRANS  COM            81369Y407     2805   96291.166 SH       SOLE                  96291.166      0    0
SELECT SECTOR SPDR FUND SHS BE COM            81369Y100     2365   83349.959 SH       SOLE                  83349.959      0    0
SELECT SECTOR SPDR TR SBI INT- COM            81369Y704     2429       88546 SH       SOLE                      88546      0    0
SPDR GOLD TRUST GOLD SHS       COM            78463V107      632        5197 SH       SOLE                       5197      0    0
SPDR S&P 500 ETF TR UNIT SER 1 COM            78462F103    80894 783707.0025 SH       SOLE                783707.0025      0    0
SPDR S&P MDCAP 400 ETF UTSER1  COM            78467Y107   178927 1385309.223 SH       SOLE                1385309.223      0    0
STARBUCKS CORP                 COM            855244109      250   10305.204 SH       SOLE                  10305.204      0    0
TAMIR BIOTECHNOLOGY INC COM    COM            87509Q105       11       44500 SH       SOLE                      44500      0    0
TASEKO MINES LTD COM           COM            876511106     3006      702235 SH       SOLE                     702235      0    0
UNITED TECHNOLOGIES CORP       COM            913017109      217        3340 SH       SOLE                       3340      0    0
VALEANT PHARMACEUTICAL COM     COM            91911X104     1487       28437 SH       SOLE                      28437      0    0
VANGUARD INDEX FDS GROWTH ETF  COM            922908736      280        5759 SH       SOLE                       5759      0    0
VANGUARD INDEX FDS SM CP VAL E COM            922908611      253        4691 SH       SOLE                       4691      0    0
VANGUARD INDEX FDS VALUE VIPER COM            922908744      368        8233 SH       SOLE                       8233      0    0
VANGUARD INDEX TR STK MRK VIPE COM            922908769      639       12154 SH       SOLE                      12154      0    0
VICOR TECHNOLOGIES INC COM     COM            92581N103       14       20000 SH       SOLE                      20000      0    0
WAL MART STORES INC COM        COM            931142103      454    9436.766 SH       SOLE                   9436.766      0    0
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